SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Statement of Compliance
(a)	Statement of compliance

Piedmont Lithium Limited (“Piedmont” or the “Company”) is a for-profit company limited by shares, incorporated and domiciled in Australia. Our ordinary shares are listed on the Australian Securities Exchange, or ASX, under the symbol “PLL” and our American Depositary Shares, or ADRs, each representing 100 of our ordinary shares, are traded on the Nasdaq Capital Market, or Nasdaq, under the symbol “PLL”.  The Bank of New York Mellon, acting as depositary, registers and delivers the ADRs.

The unaudited interim condensed consolidated financial statements as of December 31, 2020 and for the six months ended December 31, 2020 and 2019 (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standard Board (“IASB”). The preparation of the Interim Financial statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year to date basis.  Actual results may differ from those estimates.

The Interim Financial Statements do not include all the notes of the type normally included in annual financial statements and are not necessarily indicative of the results of operations and cash flows expected for the year end June 30, 2021. Accordingly, the Interim Financial Statements are to be read in conjunction with the annual consolidated financial statements of Piedmont and its Subsidiaries (the "Consolidated Entity" or the "Group") as of June 30, 2020 and 2019 and for each of the three years ended June 30, 2020.  In the opinion of management, the accompanying Interim Financial Statements reflect all adjustments consisting only of normal recurring adjustments, which are necessary for a fair presentation of the financial results of such period.

The Interim Financial Statements were authorised for issue in accordance with a resolution of the Directors on March 4, 2021.

Basis of Preparation
(b)	Basis of Preparation

The Interim Financial Statements have been prepared on a historical cost basis. The Interim Financial Statements is presented in United States dollars (US$).

The Interim Financial Statements have been prepared on a going concern basis, which assumes the continuity of normal business activity and the realisation of assets and the settlement of liabilities in the ordinary course of business.

The accounting policies and methods of computation adopted in the preparation of the Interim Financial Statements are consistent with those adopted and disclosed in the Group’s annual financial statements as of June 30, 2020 and 2019 and for each of the three years ended June 30, 2020, except for new standards, amendments to standards and interpretations effective July 1, 2020 as set out in note 1(c) below.

New Standards, Interpretations and Amendments
(c)	New standards, interpretations and amendments

In the current year, the Group has adopted all of the new and revised Standards and Interpretations issued by the IASB that are relevant to its operations and effective for annual reporting periods beginning on or after July 1, 2020.

New and revised standards and amendments thereof and interpretations effective for the current reporting period that are relevant to the Group include:

•	Amendments to References to the Conceptual Framework in IFRS Standards

•	Definition of a Business (Amendments to IFRS 3)

•	Definition of Material (Amendments to IAS 1 and IAS 8)

•	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)

The adoption of these new and revised standards and amendments has not affected the amounts reported for the current or prior periods.

The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Issued Standards and Interpretations not Early Adopted
(d)	Issued standards and interpretations not early adopted

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended December 31, 2020.  Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group's financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for Company
Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	January 1, 2021	July 1, 2021
Reference to the Conceptual Framework – Amendments to IFRS 3	January 1, 2022	July 1, 2022
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16	January 1, 2022	July 1, 2022
Classification of Liabilities as Current or Non-current - Amendments to IAS 1	January 1, 2023	July 1, 2023